Share-based Compensation	12 Months Ended
Dec. 31, 2014
Share-based Compensation
Share-based Compensation

13. Share-based Compensation

Under the Share Incentive Plan (the “Option Plan”), the Group may offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”) including the issuance of options to the Participants to purchase not more than 7,720,000 ordinary shares. In August 2011, the Group increased maximum aggregate number of ordinary shares which may be issued pursuant to the Option Plan from 7,720,000 to 10,000,000.  Options granted to the employees typically vest over a requisite service period of five years with a 10 year contractual term. Generally, the options allocated to the first year in the service period are vested on the first anniversary of the grant date with the remaining options vesting ratably over the following years in the requisite service period. For example, options with a 5-year vesting period will have 20% vested on the first anniversary of the grant date with the remaining 80% vesting ratably over the following 48 months. As of December 31, 2014, options to purchase 1,293,856 ordinary shares and 1,107,192 non-vested restricted shares were outstanding and options to purchase 3,246,536 ordinary shares were available for future grants under the Option Plan.

The Group records share-based compensation based on the grant date fair value of the award and recognizes the cost as an expense over the grantee’s requisite service period. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expenses depending on the job functions of the grantees.

The share-based compensation has been classified as follows for the year ended December 31, 2012, 2013 and 2014:

	2012	2013	2014
Restaurant wages and related expenses	3,928	4,900	4,419
Selling, general and administrative	11,772	10,994	16,266
Total	15,700	15,894	20,685

The weighted-average grant date fair value for options granted during the year ended December 31, 2012, 2013 and 2014 was RMB7.40, RMB4.56 and RMB6.53 ($1.06), respectively, computed using the binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the fair value of the Group’s ordinary shares, the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rates. Expected volatilities are based on the average volatility of comparable companies over a time period commensurate with the expected life of the option. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Prior to the public offering, when estimating the fair value of its ordinary shares, the Group utilized appropriate valuation methodologies, including the discounted cash flow approach, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preference shares and determined the fair value of the ordinary shares based on the option pricing model under the enterprise value allocation method. Under this method, the ordinary shares have value only if the funds available for distribution to shareholders exceed the value of the liquidation preference at the time of a liquidity event.

The fair values of stock options were estimated using the following significant assumptions:

	2012	2013	2014

Suboptimal exercise factor	2.0 to 2.5	2.0 to 2.5	2.0
Risk-free interest rate	3.33%-3.50%	3.59%-3.69%	4.34%
Volatility	40.6% to 41.2%	39.5% to 46.7%	38.70%
Dividend yield	—	—	—
Life of option	10 years	10 years	10 years

A summary of option activities under the Option Plan for the year ended December 31, 2014 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		US$		US$

Outstanding, as of January 1, 2014	1,582,080	1.46	6.1years	2,037
Granted	35,000	2.36	—	—
Cancellation and termination	(22,824)	1.90	—	—
Exercised	(300,400)	1.00	—	—
Outstanding, as of December 31, 2014	1,293,856	1.04	5.3 years	592
Vested and expected to vest as of December 31, 2014	1,235,435	1.04	5.3 years	566
Options exercisable at December 31,2014	1,095,520	1.01	5.1 years	516

On April 24, 2014, the Group granted 35,000 options to non-executive employees.

As of December 31, 2014, there was RMB944 ($0.2 million) in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plan, which is expected to be recognized over a weighted-average period of 0.69 years. The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was RMB 928, RMB 8,614 and RMB1,389($0.2 million) respectively.

The following table summarized the Group’s non-vested restricted shares activity for the year ended December 31, 2014:

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2014	1,449,446	2.64
Granted	521,660	3.04
Vested	(755,342)	2.83
Cancellation and termination	(108,572)	2.58
Non-vested restricted shares outstanding at December 31, 2014	1,107,192	2.71

On February 26, 2014, the Group granted 328,000 and 193,660 restricted shares to executive and non-executive employees respectively.

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of restricted shares vested during the year ended December 31, 2012, 2013 and 2014 was RMB4,765, RMB8,001 and RMB8,441($1.4 million), respectively.

As of December 31, 2014 there was RMB7,651 ($1.2 million) in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 0.92 years.